Prospectus

January 30, 2004, as revised May 7, 2004

Putnam Prime Money Market Fund

Institutional Class (Class I shares)
Service Class (Class S shares)
Investor Service Class (Class A shares)
Investor Service Plus Class (Class R shares)

Investment Category: Income

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


CONTENTS

[ ] Fund summary

[ ] Goal

[ ] Main investment strategies

[ ] Main risks

[ ] Fees and expenses

[ ] What are the fund's main investment strategies and related risks?

[ ] Who manages the fund?

[ ] How does the fund price its shares?

[ ] How do I buy fund shares?

[ ] How do I sell fund shares?

[ ] Fund distributions and taxes

[SCALE LOGO OMITTED]


Fund summary

GOALS


The fund seeks as high a rate of current income as we believe is consistent with preservation of capital and maintenance of liquidity.

MAIN INVESTMENT STRATEGIES - Income

We invest mainly in instruments that:

* are high quality and

* have short-term maturity.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risk that the effects of inflation may erode the value of your investment over time.

* The risk that the fund will not maintain a net asset value of $1.00 per share, due to events such as deterioration in the credit quality of issuers whose securities the fund holds, or an increase in interest rates.

The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE INFORMATION

Performance information will be available after the fund completes a full calendar year.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are estimates for the fund's current fiscal year.

-------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
-------------------------------------------------------------------------------
                                      Class I    Class S    Class A    Class R
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of the offering price)      NONE       NONE        NONE       NONE

Maximum Deferred Sales Charge
(Load) (as a percentage of the
original purchase price or
redemption proceeds, whichever
is lower)                              NONE       NONE        NONE       NONE
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
----------------------------------------------------------------------------------------------------------
                                                                 Total Annual
        Management  Administrative  Distribution     Other     Fund Operating      Expense         Net
           Fees           Fees       (12b-1) Fees    Expenses      Expenses     Reimbursement*   Expenses*
----------------------------------------------------------------------------------------------------------
Class I   0.20%          0.05%          NONE          0.03%          0.28%          0.08%          0.20%
Class S   0.20%          0.05%          0.10%         0.03%          0.38%          0.08%          0.30%
Class A   0.20%          0.05%          0.25%         0.03%          0.53%          0.08%          0.45%
Class R   0.20%          0.05%          0.50%         0.03%          0.78%          0.08%          0.70%
----------------------------------------------------------------------------------------------------------
* Reflects Putnam Management's contractual obligation to limit fund expenses through 9/30/04.


EXAMPLE

The examples translate the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the funds to the cost of investing in other mutual funds. The examples make certain assumptions. They assume that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. They also assume a 5% return on your investment each year and that the fund's operating expenses remain the same. The examples are hypothetical; your actual costs and returns may be higher or lower.
-------------------------------------
                1 year      3 years
-------------------------------------
Class I          $20          $82
Class S          $31         $114
Class A          $46         $162
Class R          $72         $241
-------------------------------------

What are the fund's main investment strategies and related risks?


Any investment carries with it some level of risk that generally reflects its potential for reward. We will consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments. The main investment strategies and related risks for the fund are set out below.


We pursue the fund's goal by investing in money market investments, such as certificates of deposit, commercial paper, U.S. government debt and repurchase agreements, corporate obligations and bankers' acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified.

* Concentration of investments. We may invest without limit in money market investments from the banking, personal credit and business credit industries. However, we may invest over 25% of the fund's total assets in money market investments from the personal credit or business credit industries only when we determine that the yields on those investments exceed the yields that are available from eligible investments of issuers in the banking industry.

The fund's shares may be more vulnerable to decreases in value than those of money market funds that invest in issues in a greater number of industries. To the extent that the fund invests significantly in a particular industry, it runs an increased risk of loss if economic or other developments affecting that industry cause the prices of related money market investments to fall.

At times, the mutual funds and other accounts that we and our affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or determine the fair value of, these investments.

Interest rate risk. The values of money market investments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing money market investments, and rising interest rates generally decrease the value of existing money market investments. Changes in the values of money market investments usually will not affect the amount of income the fund receives from them, but could affect the value of the fund's shares. Interest rate risk is generally lowest for investments with short maturities, and the short-term nature of money market investments is designed to reduce this risk.

The fund's average portfolio maturity will not exceed 90 days and the fund may not hold an investment with more than 397 days remaining to maturity. These short-term investments generally have lower yields than longer-term investments.

* Credit quality.

  The fund buys only high quality investments. These are:

* rated in one of the two highest categories by at least two nationally recognized rating services,

* rated by one rating service in one of the service's two highest categories (if only one rating service has provided a rating) or

* unrated investments that we determine are of equivalent quality.

The credit quality of an investment may be supported or enhanced by another company or financial institution through the use of a letter of credit or similar arrangements. The main credit risk in investments backed by a letter of credit is that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

* Foreign investments. We may invest in money market instruments of foreign issuers that are denominated in U.S. dollars. Foreign investments involve certain special risks, such as unfavorable political and legal developments, limited financial information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than domestic investments. Foreign settlement procedures may also involve additional risks.

* Other investments. In addition to the main investment strategies described above, we may make other types of investments and be subject to other risks as described in the statement of additional information (SAI).

* Alternative strategies. At times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a monthly management fee for these services based on the fund's average net assets at an annual rate of 0.20%. In addition, Putnam Management receives a monthly administrative services fee based on the fund's average net assets at an annual rate of 0.05%. Putnam Management's address is One Post Office Square, Boston, MA 02109.

As a matter of policy, Putnam Management is not permitted to consider sales of shares of the fund (or of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.


Regulatory matters and litigation.  On April 8, 2004, Putnam
Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.


How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Shares are generally valued as of 5:00 p.m. Eastern Time on each day the New York Stock Exchange is open. In addition, the fund may elect to value its shares on days the NYSE is closed if the fund determines in its discretion that opening for shareholder transactions is in the best interests of shareholders. On any day when the Bond Market Association ("BMA") recommends that the securities markets close early, the fund may value its shares as of or prior to the BMA recommended closing time rather than at 5:00 p.m. If the fund does so, purchase and redemption orders received by 4:00 p.m. but after the time the fund values its shares will be processed when the fund next values its shares (typically at 5:00 p.m.) the next business day.

The fund values its investments at amortized cost, which approximates market value.

How do I buy fund shares?


Shares of the fund are sold at the net asset value per share determined after confirmation of a purchase order by Putnam Investor Services. The minimum initial order size is $10 million, subject to a temporary waiver by Putnam Retail Management for financial institutions that confirm their intent to invest at least $10 million within 90 days. Orders placed by a financial institution for more than one client may be aggregated for purposes of the minimum initial order size. Purchase orders for shares are only accepted on days the fund is open for business and must be received by 4:00 p.m. Eastern Time to be processed that day. The fund may at its discretion reject any purchase order at any time.


Payment for shares must be transmitted to the fund by wire in federal funds or other immediately available funds. Please call Putnam Investor Services (at 1-800-752-2693) with information about your purchase before wiring funds. The fund must receive all wires in proper form before the close of the Federal Reserve Wire System on the day of purchase or you could be liable for any losses or fees the fund has incurred or for interest and penalties.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

To eliminate the need for safekeeping, the fund will not issue certificates for shares.

* Distribution (12b-1) plans. The fund has adopted distribution plans with respect to its class S, class A and class R shares to pay for the marketing of fund shares and for services provided to shareholders The plans provide for payments at the annual rate (based on average net assets) of up to 0.25% on class S shares, 0.35% on class A shares and

1.00% on class R shares. The Trustees currently limit such payments on class S, class A and class R shares to 0.10%, 0.25% and 0.50% of average net assets, respectively. Because these fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class S, class A and class R shares means they have higher expense ratios and lower dividends than class I shares.

In addition, financial institutions purchasing or holding shares for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. You should therefore consider the terms of any account you may have with an institution before purchasing shares. Institutions purchasing shares on behalf of customers are responsible for transmitting orders to the fund in accordance with customer agreements.


* Payments to dealers. As disclosed in the SAI, Putnam Retail Management pays commissions and ongoing payments to dealers who sell certain classes of fund shares. In addition, Putnam Retail Management may, at its expense, pay concessions to dealers that satisfy certain criteria established from time to time by Putnam Retail Management relating to increasing net sales of shares of the Putnam funds over prior periods, and certain other factors.


How do I sell fund shares?

You can sell your shares back to the fund any day the fund determines its net asset value (normally when the New York Stock Exchange is open). Shares are redeemed at the net asset value next determined after Putnam Investor Services receives the redemption request in good order. You will need to contact Putnam Investor Services (at 1-800-752-2693) by 5:00 p.m. Eastern Time for the order to be processed that day.

Typically the proceeds will be wired by Putnam the day the order is received. However, there may be circumstances under which the fund is not able to pay the redemption proceeds on the day the order is received, in which case payment will ordinarily be made on the next business day. If you have not provided appropriate wire instructions, or if you request that a check be mailed, the check will generally be mailed the next business day after the order was processed. Redemptions may be suspended or payment postponed under the conditions specified in section 22(e) of the Investment Company Act of 1940.

Putnam Investor Services will be authorized to accept redemption instructions received by telephone. However, when deemed appropriate, Putnam Investor Services may require a signature guarantee with respect to redemptions of shares, and may require additional documentation for sales by a corporation, partnership, agent, fiduciary or surviving joint owner. In such cases, a redemption request will not be considered "in good order" until such signature guarantee or additional documentation has been received. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

Institutions redeeming shares on behalf of customers are responsible for transmitting orders in accordance with customer agreements.

If you own fewer shares than the minimum set by the Trustees, the fund may redeem your shares without your permission and send you the proceeds. The fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Exchanges. The fund's shares are not exchangeable into shares of any other Putnam fund.

Fund distributions and taxes

The fund declares a distribution daily of all its net income. Shares begin accruing dividends on the day the purchase of shares is effected and continue to accrue dividends through the day before such shares are redeemed. The fund normally distributes any net investment income monthly. You may choose to:

* reinvest all distributions in additional shares;

* receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. Dividends are paid by wire transfer or, if requested by a shareholder, by check. If you do not cash a distribution check within a specified period or notify Putnam Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund.

For federal income tax purposes, distributions of investment income are treated as ordinary income. The fund does not expect to distribute gains taxable as capital gains, which would be subject to different tax treatment, as detailed in the SAI. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

The fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

For more information about Putnam Prime Money Market Fund

The fund's statement of additional information (SAI) includes additional information about the fund. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Internet site, or by calling Putnam toll-free at 1-800-752-2693.

You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.


PUTNAM INVESTMENTS

                              One Post Office Square
                              Boston, Massachusetts 02109
                              1-800-752-2693

                              Address correspondence to
                              Putnam Investor Services
                              P.O. Box 41203
                              Providence, Rhode Island 02940-1203

                              www.putnaminvestments.com

                              File No. 811-7513


Prospectus

January 30, 2004, as revised May 7, 2004

Putnam Prime Money Market Fund

Investor Service Class (Class A shares)

Investment Category: Income

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


CONTENTS


[ ] Fund summary

[ ] Goal

[ ] Main investment strategies

[ ] Main risks

[ ] Fees and expenses

[ ] What are the fund's main investment strategies and related risks?

[ ] Who manages the fund?

[ ] How does the fund price its shares?

[ ] How do I buy fund shares?

[ ] How do I sell fund shares?

[ ] Fund distributions and taxes

[SCALE LOGO OMITTED]

Fund summary

GOALS

The fund seeks as high a rate of current income as we believe is consistent with preservation of capital and maintenance of liquidity.

MAIN INVESTMENT STRATEGIES -- Income

We invest mainly in instruments that:

* are high quality and

* have short-term maturity.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risk that the effects of inflation may erode the value of your investment over time.

* The risk that the fund will not maintain a net asset value of $1.00 per share, due to events such as deterioration in the credit quality of issuers whose securities the fund holds, or an increase in interest rates.

The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


PERFORMANCE INFORMATION

Performance information will be available after the fund completes a full calendar year.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are estimates for the fund's current fiscal year.

-------------------------------------------------------------------------------
                                                 Class A
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
the offering price)                               NONE

Maximum Deferred Sales Charge
(Load) (as a percentage of the
original purchase price or
redemption proceeds, whichever
is lower)                                         NONE
-------------------------------------------------------------------------------


Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
---------------------------------------------------------------------------------------------------------------
                                                                  Total Annual
        Management   Administrative   Distribution    Other      Fund Operating      Expense           Net
           Fees          Fees        (12b-1) Fees    Expenses       Expenses      Reimbursement*    Expenses*
---------------------------------------------------------------------------------------------------------------
Class A   0.20%         0.05%           0.25%          0.03%        0.53%             0.08%           0.45%
---------------------------------------------------------------------------------------------------------------

* Reflects Putnam Management's contractual obligation to limit fund expenses through 9/30/04.



EXAMPLE

The examples translate the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the funds to the cost of investing in other mutual funds. The examples make certain assumptions. They assume that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. They also assume a 5% return on your investment each year and that the fund's operating expenses remain the same. The examples are hypothetical; your actual costs and returns may be higher or lower.

-------------------------------------------------------------------------------
                            1 year                        3 years
-------------------------------------------------------------------------------
Class A                      $46                           $162
-------------------------------------------------------------------------------

What are the fund's main investment strategies and related risks?


Any investment carries with it some level of risk that generally reflects its potential for reward. We will consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments. The main investment strategies and related risks for the fund are set out below.


We pursue the fund's goal by investing in money market investments, such as certificates of deposit, commercial paper, U.S. government debt and repurchase agreements, corporate obligations and bankers' acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified.

* Concentration of investments. We may invest without limit in money market investments from the banking, personal credit and business credit industries. However, we may invest over 25% of the fund's total assets in money market investments from the personal credit or business credit industries only when we determine that the yields on those investments exceed the yields that are available from eligible investments of issuers in the banking industry.

The fund's shares may be more vulnerable to decreases in value than those of money market funds that invest in issues in a greater number of industries. To the extent that the fund invests significantly in a particular industry, it runs an increased risk of loss if economic or other developments affecting that industry cause the prices of related money market investments to fall.

At times, the mutual funds and other accounts that we and our affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or determine the fair value of, these investments.

Interest rate risk. The values of money market investments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing money market investments, and rising interest rates generally decrease the value of existing money market investments. Changes in the values of money market investments usually will not affect the amount of income the fund receives from them, but could affect the value of the fund's shares. Interest rate risk is generally lowest for investments with short maturities, and the short-term nature of money market investments is designed to reduce this risk.

The fund's average portfolio maturity will not exceed 90 days and the fund may not hold an investment with more than 397 days remaining to maturity. These short-term investments generally have lower yields than longer-term investments.

* Credit quality.

  The fund buys only high quality investments. These are:

* rated in one of the two highest categories by at least two nationally recognized rating services,

* rated by one rating service in one of the service's two highest categories (if only one rating service has provided a rating) or

* unrated investments that we determine are of equivalent quality.

The credit quality of an investment may be supported or enhanced by another company or financial institution through the use of a letter of credit or similar arrangements. The main credit risk in investments backed by a letter of credit is that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

* Foreign investments. We may invest in money market instruments of foreign issuers that are denominated in U.S. dollars. Foreign investments involve certain special risks, such as unfavorable political and legal developments, limited financial information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than domestic investments. Foreign settlement procedures may also involve additional risks.

* Other investments. In addition to the main investment strategies described above, we may make other types of investments and be subject to other risks as described in the statement of additional information
  (SAI).

* Alternative strategies. At times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a monthly management fee for these services based on the fund's average net assets at an annual rate of 0.20%. In addition, Putnam Management receives a monthly administrative services fee based on the fund's average net assets at an annual rate of 0.05%. Putnam Management's address is One Post Office Square, Boston, MA 02109.

As a matter of policy, Putnam Management is not permitted to consider sales of shares of the fund (or of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.


Regulatory matters and litigation.  On April 8, 2004, Putnam
Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.


How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Shares are generally valued as of 5:00 p.m. Eastern Time on each day the New York Stock Exchange is open. In addition, the fund may elect to value its shares on days the NYSE is closed if the fund determines in its discretion that opening for shareholder transactions is in the best interests of shareholders. On any day when the Bond Market Association ("BMA") recommends that the securities markets close early, the fund may value its shares as of or prior to the BMA recommended closing time rather than at 5:00 p.m. If the fund does so, purchase and redemption orders received by 4:00 p.m. but after the time the fund values its shares will be processed when the fund next values its shares (typically at 5:00 p.m.) the next business day.

The fund values its investments at amortized cost, which approximates market value.

How do I buy fund shares?


Shares of the fund are sold at the net asset value per share determined after confirmation of a purchase order by Putnam Investor Services. The minimum initial order size is $10 million, subject to a temporary waiver by Putnam Retail Management for financial institutions that confirm their intent to invest at least $10 million within 90 days. Orders placed by a financial institution for more than one client may be aggregated for purposes of the minimum initial order size. Purchase orders for shares are only accepted on days the fund is open for business and must be received by 4:00 p.m. Eastern Time to be processed that day. The fund may at its discretion reject any purchase order at any time.


Payment for shares must be transmitted to the fund by wire in federal funds or other immediately available funds. Please call Putnam Investor Services (at 1-800-752-2693) with information about your purchase before wiring funds. The fund must receive all wires in proper form before the close of the Federal Reserve Wire System on the day of purchase or you could be liable for any losses or fees the fund has incurred or for interest and penalties.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

To eliminate the need for safekeeping, the fund will not issue certificates for shares.

* Distribution (12b-1) plans. The fund has adopted a distribution plan to pay for the marketing of class A shares and for services provided to shareholders. The plan provides for payments at the annual rate (based on average net assets) of up to 0.35% on class A shares. The Trustees currently limit such payments on class A to 0.25% of average net assets. Because these fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment.

In addition, financial institutions purchasing or holding shares for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. You should therefore consider the terms of any account you may have with an institution before purchasing shares. Institutions purchasing shares on behalf of customers are responsible for transmitting orders to the fund in accordance with customer agreements.


* Payments to dealers. As disclosed in the SAI, Putnam Retail Management pays commissions and ongoing payments to dealers who sell certain classes of fund shares. In addition, Putnam Retail Management may, at its expense, pay concessions to dealers that satisfy certain criteria established from time to time by Putnam Retail Management relating to increasing net sales of shares of the Putnam funds over prior periods, and certain other factors.


How do I sell fund shares?

You can sell your shares back to the fund any day the fund determines its net asset value (normally when the New York Stock Exchange is open). Shares are redeemed at the net asset value next determined after Putnam Investor Services receives the redemption request in good order. You will need to contact Putnam Investor Services (at 1-800-752-2693) by 5:00 p.m. Eastern Time for the order to be processed that day.

Typically the proceeds will be wired by Putnam the day the order is received. However, there may be circumstances under which the fund is not able to pay the redemption proceeds on the day the order is received, in which case payment will ordinarily be made on the next business day. If you have not provided appropriate wire instructions, or if you request that a check be mailed, the check will generally be mailed the next business day after the order was processed. Redemptions may be suspended or payment postponed under the conditions specified in section 22(e) of the Investment Company Act of 1940.

Putnam Investor Services will be authorized to accept redemption instructions received by telephone. However, when deemed appropriate, Putnam Investor Services may require a signature guarantee with respect to redemptions of shares, and may require additional documentation for sales by a corporation, partnership, agent, fiduciary or surviving joint owner. In such cases, a redemption request will not be considered "in good order" until such signature guarantee or additional documentation has been received. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

Institutions redeeming shares on behalf of customers are responsible for transmitting orders in accordance with customer agreements.

If you own fewer shares than the minimum set by the Trustees, the fund may redeem your shares without your permission and send you the proceeds. The fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Exchanges. The fund's shares are not exchangeable into shares of any other Putnam fund.

Fund distributions and taxes

The fund declares a distribution daily of all its net income. Shares begin accruing dividends on the day the purchase of shares is effected and continue to accrue dividends through the day before such shares are redeemed. The fund normally distributes any net investment income monthly. You may choose to:

* reinvest all distributions in additional shares;

* receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. Dividends are paid by wire transfer or, if requested by a shareholder, by check. If you do not cash a distribution check within a specified period or notify Putnam Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund.

For federal income tax purposes, distributions of investment income are treated as ordinary income. The fund does not expect to distribute gains taxable as capital gains, which would be subject to different tax treatment, as detailed in the SAI. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

The fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

For more information about Putnam Prime Money Market Fund

The fund's statement of additional information (SAI) includes additional information about the fund. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Internet site, or by calling Putnam toll-free at 1-800-752-2693.

You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.


PUTNAM INVESTMENTS

             One Post Office Square
             Boston, Massachusetts 02109
             1-800-752-2693

             Address correspondence to
             Putnam Investor Services
             P.O. Box 41203
             Providence, Rhode Island 02940-1203

             www.putnaminvestments.com

             File No. 811-7513


Prospectus

January 30, 2004, as revised May 7, 2004

Putnam Prime Money Market Fund

Institutional Class (Class I shares)

Investment Category: Income

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


CONTENTS

[ ] Fund summary

[ ] Goal

[ ] Main investment strategies

[ ] Main risks

[ ] Fees and expenses

[ ] What are the fund's main investment strategies and related risks?

[ ] Who manages the fund?

[ ] How does the fund price its shares?

[ ] How do I buy fund shares?

[ ] How do I sell fund shares?

[ ] Fund distributions and taxes

[SCALE LOGO OMITTED]

Fund summary

GOALS

The fund seeks as high a rate of current income as we believe is consistent with preservation of capital and maintenance of liquidity.

MAIN INVESTMENT STRATEGIES -- Income

We invest mainly in instruments that:

* are high quality and

* have short-term maturity.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risk that the effects of inflation may erode the value of your investment over time.

* The risk that the fund will not maintain a net asset value of $1.00 per share, due to events such as deterioration in the credit quality of issuers whose securities the fund holds, or an increase in interest rates.

The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


PERFORMANCE INFORMATION

Performance information will be available after the fund completes a full calendar year.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are estimates for the fund's current fiscal year.

-------------------------------------------------------------------------------
                                                 Class I
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of the offering price)                 NONE

Maximum Deferred Sales Charge
(Load) (as a percentage of the
original purchase price or
redemption proceeds, whichever is
lower)                                            NONE
-------------------------------------------------------------------------------



Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
---------------------------------------------------------------------------------------------------------------
                                                                  Total Annual
        Management   Administrative   Distribution    Other      Fund Operating      Expense           Net
           Fees          Fees        (12b-1) Fees    Expenses       Expenses      Reimbursement*    Expenses*
---------------------------------------------------------------------------------------------------------------
Class I   0.20%         0.05%             NONE        0.03%           0.28%           0.08%           0.20%
---------------------------------------------------------------------------------------------------------------

* Reflects Putnam Management's contractual obligation to limit fund expenses through 9/30/04.


EXAMPLE

The examples translate the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the funds to the cost of investing in other mutual funds. The examples make certain assumptions. They assume that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. They also assume a 5% return on your investment each year and that the fund's operating expenses remain the same. The examples are hypothetical; your actual costs and returns may be higher or lower.

-------------------------------------------------------------------------------
                              1 year                        3 years
-------------------------------------------------------------------------------
Class I                        $20                           $82
-------------------------------------------------------------------------------


What are the fund's main investment strategies and related risks?


Any investment carries with it some level of risk that generally reflects its potential for reward. We will consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments. The main investment strategies and related risks for the fund are set out below.


We pursue the fund's goal by investing in money market investments, such as certificates of deposit, commercial paper, U.S. government debt and repurchase agreements, corporate obligations and bankers' acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified.

* Concentration of investments. We may invest without limit in money market investments from the banking, personal credit and business credit industries. However, we may invest over 25% of the fund's total assets in money market investments from the personal credit or business credit industries only when we determine that the yields on those investments exceed the yields that are available from eligible investments of issuers in the banking industry.

The fund's shares may be more vulnerable to decreases in value than those of money market funds that invest in issues in a greater number of industries. To the extent that the fund invests significantly in a particular industry, it runs an increased risk of loss if economic or other developments affecting that industry cause the prices of related money market investments to fall.

At times, the mutual funds and other accounts that we and our affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or determine the fair value of, these investments.

Interest rate risk. The values of money market investments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing money market investments, and rising interest rates generally decrease the value of existing money market investments. Changes in the values of money market investments usually will not affect the amount of income the fund receives from them, but could affect the value of the fund's shares. Interest rate risk is generally lowest for investments with short maturities, and the short-term nature of money market investments is designed to reduce this risk.

The fund's average portfolio maturity will not exceed 90 days and the fund may not hold an investment with more than 397 days remaining to maturity. These short-term investments generally have lower yields than longer-term investments.

* Credit quality.

  The fund buys only high quality investments. These are:

* rated in one of the two highest categories by at least two nationally recognized rating services,

* rated by one rating service in one of the service's two highest categories (if only one rating service has provided a rating) or

* unrated investments that we determine are of equivalent quality.

The credit quality of an investment may be supported or enhanced by another company or financial institution through the use of a letter of credit or similar arrangements. The main credit risk in investments backed by a letter of credit is that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

* Foreign investments. We may invest in money market instruments of foreign issuers that are denominated in U.S. dollars. Foreign investments involve certain special risks, such as unfavorable political and legal developments, limited financial information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than domestic investments. Foreign settlement procedures may also involve additional risks.

* Other investments. In addition to the main investment strategies described above, we may make other types of investments and be subject to other risks as described in the statement of additional information
  (SAI).

* Alternative strategies. At times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a monthly management fee for these services based on the fund's average net assets at an annual rate of 0.20%. In addition, Putnam Management receives a monthly administrative services fee based on the fund's average net assets at an annual rate of 0.05%. Putnam Management's address is One Post Office Square, Boston, MA 02109.

As a matter of policy, Putnam Management is not permitted to consider sales of shares of the fund (or of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.


Regulatory matters and litigation.  On April 8, 2004, Putnam
Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.


How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Shares are generally valued as of 5:00 p.m. Eastern Time on each day the New York Stock Exchange is open. In addition, the fund may elect to value its shares on days the NYSE is closed if the fund determines in its discretion that opening for shareholder transactions is in the best interests of shareholders. On any day when the Bond Market Association ("BMA") recommends that the securities markets close early, the fund may value its shares as of or prior to the BMA recommended closing time rather than at 5:00 p.m. If the fund does so, purchase and redemption orders received by 4:00 p.m. but after the time the fund values its shares will be processed when the fund next values its shares (typically at 5:00 p.m.) the next business day.

The fund values its investments at amortized cost, which approximates market value.

How do I buy fund shares?


Shares of the fund are sold at the net asset value per share determined after confirmation of a purchase order by Putnam Investor Services. The minimum initial order size is $10 million, subject to a temporary waiver by Putnam Retail Management for financial institutions that confirm their intent to invest at least $10 million within 90 days. Orders placed by a financial institution for more than one client may be aggregated for purposes of the minimum initial order size. Purchase orders for shares are only accepted on days the fund is open for business and must be received by 4:00 p.m. Eastern Time to be processed that day. The fund may at its discretion reject any purchase order at any time.


Payment for shares must be transmitted to the fund by wire in federal funds or other immediately available funds. Please call Putnam Investor Services (at 1-800-752-2693) with information about your purchase before wiring funds. The fund must receive all wires in proper form before the close of the Federal Reserve Wire System on the day of purchase or you could be liable for any losses or fees the fund has incurred or for interest and penalties.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

To eliminate the need for safekeeping, the fund will not issue certificates for shares.

Financial institutions purchasing or holding shares for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. You should therefore consider the terms of any account you may have with an institution before purchasing shares. Institutions purchasing shares on behalf of customers are responsible for transmitting orders to the fund in accordance with customer agreements.

How do I sell fund shares?

You can sell your shares back to the fund any day the fund determines its net asset value (normally when the New York Stock Exchange is open). Shares are redeemed at the net asset value next determined after Putnam Investor Services receives the redemption request in good order. You will need to contact Putnam Investor Services (at 1-800-752-2693) by 5:00 p.m. Eastern Time for the order to be processed that day.

Typically the proceeds will be wired by Putnam the day the order is received. However, there may be circumstances under which the fund is not able to pay the redemption proceeds on the day the order is received, in which case payment will ordinarily be made on the next business day. If you have not provided appropriate wire instructions, or if you request that a check be mailed, the check will generally be mailed the next business day after the order was processed. Redemptions may be suspended or payment postponed under the conditions specified in section 22(e) of the Investment Company Act of 1940.

Putnam Investor Services will be authorized to accept redemption instructions received by telephone. However, when deemed appropriate, Putnam Investor Services may require a signature guarantee with respect to redemptions of shares, and may require additional documentation for sales by a corporation, partnership, agent, fiduciary or surviving joint owner. In such cases, a redemption request will not be considered "in good order" until such signature guarantee or additional documentation has been received. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

Institutions redeeming shares on behalf of customers are responsible for transmitting orders in accordance with customer agreements.

If you own fewer shares than the minimum set by the Trustees, the fund may redeem your shares without your permission and send you the proceeds. The fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Exchanges. The fund's shares are not exchangeable into shares of any other Putnam fund.

Fund distributions and taxes

The fund declares a distribution daily of all its net income. Shares begin accruing dividends on the day the purchase of shares is effected and continue to accrue dividends through the day before such shares are redeemed. The fund normally distributes any net investment income monthly. You may choose to:

* reinvest all distributions in additional shares;

* receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. Dividends are paid by wire transfer or, if requested by a shareholder, by check. If you do not cash a distribution check within a specified period or notify Putnam Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund.

For federal income tax purposes, distributions of investment income are treated as ordinary income. The fund does not expect to distribute gains taxable as capital gains, which would be subject to different tax treatment, as detailed in the SAI. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

The fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

For more information about Putnam Prime Money Market Fund

The fund's statement of additional information (SAI) includes additional information about the fund. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Internet site, or by calling Putnam toll-free at 1-800-752-2693.

You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.


PUTNAM INVESTMENTS

             One Post Office Square
             Boston, Massachusetts 02109
             1-800-752-2693

             Address correspondence to
             Putnam Investor Services
             P.O. Box 41203
             Providence, Rhode Island 02940-1203

             www.putnaminvestments.com

             File No. 811-7513


Prospectus

January 30, 2004, as revised May 7, 2004

Putnam Prime Money Market Fund
Class P shares

Investment Category: Income

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

    CONTENTS

2   Fund summary

2   Goal

2   Main investment strategies

2   Main risks

2   Performance information

3   Fees and expenses

4   What are the fund's main investment strategies and related risks?

6   Who manages the fund?

6   How does the fund price its shares?

6   How do I buy fund shares?

7   How do I sell fund shares?

7   Fund distributions and taxes


[SCALE LOGO OMITTED]


Fund summary

GOALS

The fund seeks as high a rate of current income as we believe is consistent with preservation of capital and maintenance of liquidity.

MAIN INVESTMENT STRATEGIES -- Income

We invest mainly in instruments that:

* are high quality and

* have short-term maturity.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risk that the effects of inflation may erode the value of your investment over time.

* The risk that the fund will not maintain a net asset value of $1.00 per share, due to events such as deterioration in the credit quality of issuers whose securities the fund holds, or an increase in interest rates.

The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE INFORMATION

Performance information will be available after the fund completes a full calendar year.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are estimates for the fund's current fiscal year.

Shareholder Fees (fees paid directly from your investment)
------------------------------------------------------------------------------
                                      Class P
------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of the
offering price)                       NONE

Maximum Deferred Sales
Charge (Load) (as a
percentage of the original
purchase price or redemption
proceeds, whichever is lower)         NONE
------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                                                                       Total Annual
             Management   Administration  Distribution       Other     Fund Operating   Expense       Net
               Fees            Fees      (12b-1) Fees      Expenses      Expenses     Reimbursement* Expenses*
--------------------------------------------------------------------------------------------------------------
Class P        0.20%          0.05%          NONE           0.03%          0.28%          0.08%       0.20%
--------------------------------------------------------------------------------------------------------------

* Reflects Putnam Management's contractual obligation to limit fund expenses through 9/30/04.



EXAMPLE

The examples translate the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the funds to the cost of investing in other mutual funds. The examples make certain assumptions. They assume that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. They also assume a 5% return on your investment each year and that the fund's operating expenses remain the same. The examples are hypothetical; your actual costs and returns may be higher or lower.

           1 year    3 years
-----------------------------------
Class P     $20        $82
-----------------------------------

What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We will consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments. The main investment strategies and related risks for the fund are set out below.

We pursue the fund's goal by investing in money market investments, such as certificates of deposit, commercial paper, U.S. government debt and repurchase agreements, corporate obligations and bankers' acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified.

* Concentration of investments. We may invest without limit in money market investments from the banking, personal credit and business credit industries. However, we may invest over 25% of the fund's total assets in money market investments from the personal credit or business credit industries only when we determine that the yields on those investments exceed the yields that are available from eligible investments of issuers in the banking industry.

The fund's shares may be more vulnerable to decreases in value than those of money market funds that invest in issues in a greater number of industries. To the extent that the fund invests significantly in a particular industry, it runs an increased risk of loss if economic or other developments affecting that industry cause the prices of related money market investments to fall.

At times, the mutual funds and other accounts that we and our affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or determine the fair value of, these investments.

Interest rate risk. The values of money market investments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing money market investments, and rising interest rates generally decrease the value of existing money market investments. Changes in the values of money market investments usually will not affect the amount of income the fund receives from them, but could affect the value of the fund's shares. Interest rate risk is generally lowest for investments with short maturities, and the short-term nature of money market investments is designed to reduce this risk.

The fund's average portfolio maturity will not exceed 90 days and the fund may not hold an investment with more than 397 days remaining to maturity. These short-term investments generally have lower yields than longer-term investments.

* Credit quality.

The fund buys only high quality investments. These are:

* rated in one of the two highest categories by at least two nationally recognized rating services,

* rated by one rating service in one of the service's two highest categories (if only one rating service has provided a rating) or

* unrated investments that we determine are of equivalent quality.

The credit quality of an investment may be supported or enhanced by another company or financial institution through the use of a letter of credit or similar arrangements. The main credit risk in investments backed by a letter of credit is that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

* Foreign investments. We may invest in money market instruments of foreign issuers that are denominated in U.S. dollars. Foreign investments involve certain special risks, such as unfavorable political and legal developments, limited financial information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than domestic investments. Foreign settlement procedures may also involve additional risks.

* Other investments. In addition to the main investment strategies described above, we may make other types of investments and be subject to other risks as described in the statement of additional information (SAI).

* Alternative strategies. At times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a monthly management fee for these services based on the fund's average net assets at an annual rate of 0.20%. In addition, Putnam Management receives a monthly administrative services fee based on the fund's average net assets at an annual rate of 0.05%. Putnam Management's address is One Post Office Square, Boston, MA 02109.

As a matter of policy, Putnam Management is not permitted to consider sales of shares of the fund (or of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

Regulatory matters and litigation. On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.

How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Shares are generally valued as of 5:00 p.m. Eastern Time on each day the New York Stock Exchange is open. In addition, the fund may elect to value its shares on days the NYSE is closed if the fund determines in its discretion that opening for shareholder transactions is in the best interests of shareholders. On any day when the Bond Market Association ("BMA") recommends that the securities markets close early, the fund may value its shares as of or prior to the BMA recommended closing time rather than at 5:00 p.m. If the fund does so, purchase and redemption orders received by 4:00 p.m. but after the time the fund values its shares will be processed when the fund next values its shares (typically at 5:00 p.m.) the next business day.

The fund values its investments at amortized cost, which approximates market value.

How do I buy fund shares?

Class P shares are only available to other Putnam mutual funds. Shares of the fund are sold at the net asset value per share determined after confirmation of a purchase order by Putnam Investor Services. Purchase orders for shares are only accepted on days the fund is open for business and must be received by 4:00 p.m. Eastern Time to be processed that day. The fund may at its discretion reject any purchase order at any time.

Payment for shares must be transmitted to the fund by wire in federal funds or other immediately available funds. Please call Putnam Investor Services (at 1-800-752-2693) with information about your purchase before wiring funds. The fund must receive all wires in proper form before the close of the Federal Reserve Wire System on the day of purchase or you could be liable for any losses or fees the fund has incurred or for interest and penalties.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

To eliminate the need for safekeeping, the fund will not issue certificates for shares.

How do I sell fund shares?

You can sell your shares back to the fund any day the fund determines its net asset value (normally when the New York Stock Exchange is open). Shares are redeemed at the net asset value next determined after Putnam Investor Services receives the redemption request in good order. You will need to contact Putnam Investor Services (at 1-800-752-2693) by 5:00 p.m. Eastern Time for the order to be processed that day.

Typically the proceeds will be wired by Putnam the day the order is received. However, there may be circumstances under which the fund is not able to pay the redemption proceeds on the day the order is received, in which case payment will ordinarily be made on the next business day. If you have not provided appropriate wire instructions, or if you request that a check be mailed, the check will generally be mailed the next business day after the order was processed. Redemptions may be suspended or payment postponed under the conditions specified in section 22(e) of the Investment Company Act of 1940.

Putnam Investor Services will be authorized to accept redemption instructions received by telephone. However, when deemed appropriate, Putnam Investor Services may require a signature guarantee with respect to redemptions of shares, and may require additional documentation for sales by a corporation, partnership, agent, fiduciary or surviving joint owner. In such cases, a redemption request will not be considered "in good order" until such signature guarantee or additional documentation has been received. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

Institutions redeeming shares on behalf of customers are responsible for transmitting orders in accordance with customer agreements.

If you own fewer shares than the minimum set by the Trustees, the fund may redeem your shares without your permission and send you the proceeds. The fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

* Exchanges. The fund's shares are not exchangeable into shares of any other Putnam fund.

Fund distributions and taxes

The fund declares a distribution daily of all its net income. Shares begin accruing dividends on the day the purchase of shares is effected and continue to accrue dividends through the day before such shares are redeemed. The fund normally distributes any net investment income monthly. You may choose to:

* reinvest all distributions in additional shares;

* receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. Dividends are paid by wire transfer or, if requested by a shareholder, by check. If you do not cash a distribution check within a specified period or notify Putnam Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund.

For federal income tax purposes, distributions of investment income are treated as ordinary income. The fund does not expect to distribute gains taxable as capital gains, which would be subject to different tax treatment, as detailed in the SAI. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

The fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

For more information about Putnam Prime Money Market Fund

The fund's statement of additional information (SAI) includes additional information about the fund. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Internet site, or by calling Putnam toll-free at 1-800-752-2693.

You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.

PUTNAM INVESTMENTS

    One Post Office Square
    Boston, Massachusetts 02109
    1-800-752-2693

    Address correspondence to
    Putnam Investor Services
    P.O.  Box 41203
    Providence, Rhode Island 02940-1203

    www.putnaminvestments.com

    File No.  811-7513